Cover	Dec. 29, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Dec. 29, 2021
Entity Registrant Name	Invesco Real Estate Income Trust Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	333-254931
Entity Tax Identification Number	83-2188696
Entity Address, Address Line One	2001 Ross Avenue
Entity Address, Address Line Two	Suite 3400
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	972
Local Phone Number	715-7400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Description	This Amendment to the Current Report on Form 8-K, is being filed solely to provide the required audited statement of revenues and certain operating expenses under Rule 3-14 of Regulation S-X with respect to Tempe Student Housing acquired by the Company. Additionally, this report presents the required pro forma financial information reflecting the impact of the Tempe Student Housing acquisition on the Company. The Company qualified as a real estate investment trust for federal income tax purposes for the taxable year ended December 31, 2020, and intends to maintain such qualification. As such, the estimated taxable operations results are excluded from this report.The Company’s results with respect to Tempe Student Housing may be materially different from those expressed in this report due to various factors, including but not limited to those discussed in the Company’s Registration Statement on Form S-11 (File No. 333-254931), as amended and under Item 1A. Risk Factors in the Company’s Quarterly Report on Form 10-Q for the quarterly period ended September 30, 2021.
Entity Central Index Key	0001756761
Amendment Flag	true